LEASE OBLIGATIONS - Disclosure of changes in lease obligation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Lease liabilities [abstract]
Balance - beginning of period	$ 138,684	$ 348,244	$ 1,008,331	$ 739,106
Liability settled	(141,049)	(218,880)		(213,183)
Liability revaluation	0	0
Interest expense	2,365	9,320		21,393
Balance - end of the period	0	138,684		348,244
Current portion	0	138,684
Long-term portion	0	0
Total lease obligation	$ 0	$ 138,684		$ 348,244